Counterparties - Schedule of Counterparties (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Counterparties [Abstract]
Financial derivatives	[1]	$ 243,186	$ 216,912
USD stable coins		297	7,276
Cash held on account with counterparties		5,572	679
Counterparties		$ 249,055	$ 224,867

[1]	Includes as of December 31, 2025, and 2024: financial derivatives (including cash held as collateral) in respect of: equities $107,448 and $79,248, commodities, indices and exchange rates $75,576 and $48,137, liquid asset buffer in respect of financial derivatives of $25,943 and $57,054, and others $34,219 and $32,473, respectively.